Note 9 - Earnings per Unit and Cash Distributions (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jan. 21, 2014
Note 9 - Earnings per Unit and Cash Distributions (Details) [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	11,828,159	11,826,000
Percentage of Partnerships Outstanding Units Held By Affiliates	63.50%
Common Units [Member]
Note 9 - Earnings per Unit and Cash Distributions (Details) [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	5,915,159	5,913,000
Subordinated Units [Member]
Note 9 - Earnings per Unit and Cash Distributions (Details) [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	5,913,000	5,913,000
Cash Distribution Q1 [Member] | TIR Entities [Member]
Note 9 - Earnings per Unit and Cash Distributions (Details) [Line Items]
Cash Distributions Made by Subsidiary (in Dollars)	3.2	0
Cash Distributions made by Subsidiary to Partnership (in Dollars)	1.8
Cash Distributions Made by Subsidiary to Non-controlling Interests (in Dollars)	1.4
TIR Entities [Member]
Note 9 - Earnings per Unit and Cash Distributions (Details) [Line Items]
Percentage of Partnerships Outstanding Units Held By Affiliates			15.70%